NET INCOME PER SHARE (Details Textual) - shares	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,814,724	1,421,576	1,976,750
Bond [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			13,616,291